REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020
Realized And Unrealized Gain On Investments
Gain on Changes in Fair Value of Investments		$ (86,124)		$ (16,600,604)
Total Realized and Unrealized Gain on Investments		$ (86,124)		$ (16,600,604)